Net Income per share (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Numerator (basic and diluted):
Net income (loss)	$ 3,224	$ 3,871	$ 5,234	$ 6,900	$ 33,321	$ (17,250)	$ (634)
Accretion of redemption premium (expense) benefit	(778)	(2,924)	(2,301)	(5,692)	(6,209)	(6,740)	1,037
Net income (loss) attributable to common stockholders for basic EPS	2,446	947	2,933	1,208	27,112	(23,990)	403
Add back: accretion of redemption premium related to dilutive redeemable preferred stock	(86)		(260)		1,587		(1,037)
Net income (loss) attributable to common stockholders for diluted EPS	$ 2,360	$ 947	$ 2,673	$ 1,208	$ 28,699	$ (23,990)	$ (634)
Denominator (basic):
Weighted average common shares outstanding	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Denominator (diluted):
Weighted average common shares outstanding	14,268	1,535	7,907	1,534	1,536	1,528	1,606
Dilutive stock options and awards outstanding	1,305	1,195	1,109	1,122	1,010		218
Weighted average common shares from stock warrants	2,793	2,854	2,626	2,854	2,500
Weighted average common shares from preferred stock	5,983	10,866	9,041	10,866	15,040		15,040
Net weighted average common shares outstanding	24,349	16,450	20,683	16,376	20,086	1,528	16,864
Net income (loss) per share attributable to holders of common stock:
Basic	$ 0.17	$ 0.62	$ 0.37	$ 0.79	$ 17.65	$ (15.70)	$ 0.25
Diluted	$ 0.10	$ 0.06	$ 0.13	$ 0.07	$ 1.43	$ (15.70)	$ (0.04)